SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On April 1, 2025, the Company awarded an employee 20,000 non-qualified stock options which have a 5-year term and a 3-year vesting period. The exercise price of these qualified stock options was based on the closing price of the common stock on the last trading day prior to grant. The grant date fair value of the stock option is approximately $69,800, which will be recognized over the vesting period of three years.

On April 1, 2025, the Company issued restricted 10,000 stock awards to two directors for a total of 20,000 shares of restricted stock with 1-year cliff vesting with an aggregate grant-date fair value of $119,600 based on a $5.98 price per share.

On April 14, 2025, the Company entered into the First Amendment to the At-The-Market Issuance Sales Agreement (the “Amendment”) with Ascendiant Capital Markets, LLC, as sales agent. The Amendment increases the aggregate dollar amount of common stock that may be sold under the At-The-Market Issuance Sales Agreement, originally entered into on May 17, 2024, by $8,850,000, for total capacity of $16,350,000. On April 14, 2025, the Company also filed a Prospectus Supplement with the SEC relating to the additional $8,850,000 of common stock that may be sold pursuant to the Amendment.

NOTE 19 – SUBSEQUENT EVENTS

Effective January 1, 2025, the Company issued restricted stock awards to its executive leadership team as a condition of entering into new employment agreements whereby they were granted a total of 1,901,898 shares of restricted stock with 3-year cliff vesting.

On February 5, 2025, a holder of our Series D Preferred Stock converted 300 shares of Series D Preferred Stock into 100,000 shares of Common Stock.

On February 26, 2025, the Company made a $500,000 payment toward the principal balance of the secured promissory notes entered into with 21 April Fund LP and 21 April Fund Ltd. on July 22, 2024. On March 27, 2025, the Company made a second payment of $500,000 toward the principal balance of the secured promissory notes. These payments reduce the outstanding principal obligations and were made in accordance with the terms of the Notes.

Subsequent to the balance sheet date, through March 31, 2025, certain employees exercised stock options to acquire a total of 27,712 shares of the Company’s common stock, generating total net proceeds of approximately $107,550. The exercises were made pursuant to the Company’s 2016 and 2021 Equity Incentive Plan and were conducted in accordance with the applicable terms of the plan and the individual award agreements.

Subsequent to the balance sheet date, through March 31, 2025 the Company issued an aggregate of 633,683 shares of common stock at a weighted average price of $6.24 per share through its At-The-Market (ATM) offering program, generating total net proceeds of approximately $3,836,032.